Eaton Vance

Short Duration High Income Fund

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage-Backed Securities — 1.1%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	$795	$739,920

Total Commercial Mortgage-Backed Securities (identified cost $755,113)		$739,920

Common Stocks — 0.0%(3)

Security	Shares	Value
Technology — 0.0%(3)
Riverbed Technology, Inc.(4)(5)	423	$4,443

Total Common Stocks (identified cost $6,786)		$4,443

Convertible Bonds — 0.9%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 0.2%
Air Transport Services Group, Inc., 1.125%, 10/15/24	$88	$94,639

		$94,639

Entertainment & Film — 0.7%
Peloton Interactive, Inc., 0.00%, 2/15/26(1)	$573	$493,278

		$493,278

Total Convertible Bonds (identified cost $571,861)		$587,917

Convertible Preferred Stocks — 0.2%

Security	Shares	Value
Healthcare — 0.2%
Becton Dickinson and Co., Series B, 6.00%	2,622	$138,074

		$138,074

Security	Shares	Value
Technology — 0.0%(3)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(4)(5)	590	$12,091

		$12,091

Total Convertible Preferred Stocks (identified cost $154,162)		$150,165

Corporate Bonds — 81.3%

Security	Principal Amount* (000’s omitted)	Value
Aerospace — 1.0%
Howmet Aerospace, Inc., 6.875%, 5/1/25	5	$5,538
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	624	640,374

		$645,912

Air Transportation — 0.7%
American Airlines Group, Inc., 5.00%, 6/1/22(1)	375	$378,212
United Airlines Holdings, Inc., 4.25%, 10/1/22	65	65,791

		$444,003

Automotive & Auto Parts — 5.1%
Clarios Global, L.P., 6.75%, 5/15/25(1)	299	$310,561
Ford Motor Credit Co., LLC:
3.37%, 11/17/23	200	200,756
3.664%, 9/8/24	2,225	2,250,587
4.25%, 9/20/22	200	202,917
5.125%, 6/16/25	450	473,769

		$3,438,590

Broadcasting — 1.1%
Netflix, Inc., 5.50%, 2/15/22	500	$501,200
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	96	92,276
Townsquare Media, Inc., 6.875%, 2/1/26(1)	118	122,716

		$716,192

Cable & Satellite TV — 2.7%
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	500	$498,457
DISH DBS Corp.:
5.00%, 3/15/23	838	852,221
5.875%, 7/15/22	500	506,875

		$1,857,553

Chemicals — 2.0%
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	1,067	$1,085,227
W.R. Grace Holdings, LLC, 5.625%, 10/1/24(1)	250	259,120

		$1,344,347

Security	Principal Amount* (000’s omitted)	Value
Containers — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	330	$328,134

		$328,134

Diversified Financial Services — 6.3%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	1,249	$1,266,011
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/24	650	660,195
6.75%, 2/1/24	313	313,196
MoneyGram International, Inc., 5.375%, 8/1/26(1)	89	91,777
Navient Corp.:
6.125%, 3/25/24	388	404,552
7.25%, 9/25/23	270	284,467
OneMain Finance Corp., 5.625%, 3/15/23	550	567,771
PRA Group, Inc., 7.375%, 9/1/25(1)	656	696,488

		$4,284,457

Energy — 9.8%
AmeriGas Partners, L.P./AmeriGas Finance Corp.:
5.50%, 5/20/25	70	$72,370
5.625%, 5/20/24	250	258,091
Callon Petroleum Co., 6.125%, 10/1/24	200	200,242
Continental Resources, Inc.:
3.80%, 6/1/24	385	395,291
4.50%, 4/15/23	53	54,340
CVR Energy, Inc., 5.25%, 2/15/25(1)	300	289,910
DCP Midstream Operating, L.P., 3.875%, 3/15/23	375	379,153
Endeavor Energy Resources, L.P./EER Finance, Inc., 6.625%, 7/15/25(1)	186	194,638
EQM Midstream Partners, L.P.:
4.00%, 8/1/24	600	599,130
6.00%, 7/1/25(1)	85	87,885
Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(1)	563	590,553
Nabors Industries, Inc., 9.00%, 2/1/25(1)	152	157,854
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	720	729,994
Occidental Petroleum Corp., 3.45%, 7/15/24	521	531,061
PBF Holding Co., LLC/PBF Finance Corp., 9.25%, 5/15/25(1)	265	259,328
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	167	171,396
Tervita Corp., 11.00%, 12/1/25(1)	722	837,542
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	81	78,700
Transocean Proteus, Ltd., 6.25%, 12/1/24(1)	150	148,772
Western Midstream Operating, L.P., 4.00%, 7/1/22	624	623,516

		$6,659,766

Entertainment & Film — 0.1%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(1)	42	$44,415

		$44,415

Security	Principal Amount* (000’s omitted)		Value
Environmental — 1.5%
GFL Environmental, Inc., 3.75%, 8/1/25(1)		1,030	$1,031,550

			$1,031,550

Food & Drug Retail — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 3.50%, 2/15/23(1)		624	$629,616

			$629,616

Food, Beverage & Tobacco — 1.1%
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)		578	$607,643
Performance Food Group, Inc., 6.875%, 5/1/25(1)		152	158,299

			$765,942

Gaming — 3.9%
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)		602	$623,753
MGM Resorts International, 6.00%, 3/15/23		950	981,830
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 4.25%, 5/30/23(1)		1,005	1,006,020

			$2,611,603

Healthcare — 8.7%
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)		380	$397,495
CHS/Community Health Systems, Inc., 6.625%, 2/15/25(1)		288	298,195
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)		1,060	1,037,051
HCA, Inc.:
5.375%, 2/1/25		1,250	1,332,031
5.875%, 5/1/23		400	416,912
Legacy LifePoint Health, LLC, 6.75%, 4/15/25(1)		71	73,560
ModivCare, Inc., 5.875%, 11/15/25(1)		481	499,749
Owens & Minor, Inc., 4.375%, 12/15/24		350	367,621
Tenet Healthcare Corp., 6.75%, 6/15/23		963	1,009,831
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		250	251,598
Varex Imaging Corp., 7.875%, 10/15/27(1)		204	223,601

			$5,907,644

Homebuilders & Real Estate — 5.9%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(1)		204	$193,245
Empire Communities Corp., 7.00%, 12/15/25(1)		318	323,982
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		400	413,130
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		30	30,530
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		450	476,370
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(1)		70	72,697
Starwood Property Trust, Inc., 3.75%, 12/31/24(1)		750	750,146
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)		475	501,522
VICI Properties, L.P./VICI Note Co., Inc., 3.50%, 2/15/25(1)		624	622,342
Vivion Investments S.a.r.l., 3.00%, 8/8/24(6)	EUR	600	645,388

			$4,029,352

Security	Principal Amount* (000’s omitted)	Value
Insurance — 1.3%
Acrisure, LLC/Acrisure Finance, Inc., 7.00%, 11/15/25(1)	624	$624,091
AssuredPartners, Inc., 7.00%, 8/15/25(1)	250	250,021

		$874,112

Leisure — 4.6%
Carnival Corp., 7.625%, 3/1/26(1)	39	$39,850
NCL Corp., Ltd.:
3.625%, 12/15/24(1)	1,027	948,522
12.25%, 5/15/24(1)	195	227,337
Powdr Corp., 6.00%, 8/1/25(1)	332	345,059
Royal Caribbean Cruises, Ltd.:
5.25%, 11/15/22	240	240,844
9.125%, 6/15/23(1)	195	205,720
Six Flags Entertainment Corp., 4.875%, 7/31/24(1)	193	193,579
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	927	918,277

		$3,119,188

Metals & Mining — 2.1%
New Gold, Inc.:
6.375%, 5/15/25(1)	80	$81,978
7.50%, 7/15/27(1)	1,300	1,366,944

		$1,448,922

Paper — 0.3%
Clearwater Paper Corp., 5.375%, 2/1/25(1)	187	$197,213

		$197,213

Restaurant — 1.3%
Dave & Buster’s, Inc., 7.625%, 11/1/25(1)	818	$866,004

		$866,004

Services — 4.7%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	469	$482,193
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	750	771,690
Hertz Corp. (The), 4.625%, 12/1/26(1)	675	656,279
Korn Ferry, 4.625%, 12/15/27(1)	500	510,028
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	269	302,552
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	438	459,304

		$3,182,046

Steel — 2.9%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	954	$1,032,562
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	925	953,633

		$1,986,195

Super Retail — 1.2%
Bath & Body Works, Inc., 9.375%, 7/1/25(1)	16	$19,160
Hanesbrands, Inc., 4.625%, 5/15/24(1)	674	687,480
Penske Automotive Group, Inc., 3.50%, 9/1/25	90	89,564

		$796,204

Security	Principal Amount* (000’s omitted)		Value
Technology — 2.0%
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)		540	$554,040
Seagate HDD Cayman, 4.875%, 3/1/24		750	777,000

			$1,331,040

Telecommunications — 6.3%
Altice France S.A., 2.50%, 1/15/25(6)	EUR	600	$651,307
DKT Finance ApS, 9.375%, 6/17/23(1)		250	252,500
Iliad Holding SAS, 6.50%, 10/15/26(1)		210	213,033
Lumen Technologies, Inc., 7.50%, 4/1/24		937	1,002,332
Sprint Communications, Inc., 6.00%, 11/15/22		1,100	1,134,177
Sprint Corp., 7.125%, 6/15/24		950	1,036,635

			$4,289,984

Transport Excluding Air & Rail — 0.9%
Fenix Marine Service Holdings, Ltd., 8.00%, 1/15/24		562	$613,089

			$613,089

Utility — 2.4%
Drax Finco PLC, 6.625%, 11/1/25(1)		500	$512,408
NextEra Energy Operating Partners, L.P., 4.25%, 7/15/24(1)		450	463,671
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)		650	654,173

			$1,630,252

Total Corporate Bonds (identified cost $55,353,616)			$55,073,325

Senior Floating-Rate Loans — 14.6%(7)

Borrower/Description	Principal Amount (000’s omitted)		Value
Air Transportation — 2.8%
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		$850	$898,131
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27		950	1,004,625

			$1,902,756

Automotive & Auto Parts — 1.7%
Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28		$621	$619,925
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28		499	499,062

			$1,118,987

Food, Beverage & Tobacco — 0.5%
Post Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/21/24		$315	$315,202

			$315,202

Borrower/Description	Principal Amount (000’s omitted)	Value
Gaming — 0.7%
Playtika Holding Corp., Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 3/13/28	$309	$308,422
Spectacle Gary Holdings, LLC, Term Loan, 11/19/28(8)	192	193,200

		$501,622

Healthcare — 0.8%
Heartland Dental, LLC, Term Loan, 4/30/25(8)	$59	$58,706
Radnet Management, Inc., Term Loan, 4/21/28(8)	54	53,848
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 11/16/25	296	295,266
Verscend Holding Corp., Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 8/27/25	165	165,377

		$573,197

Insurance — 1.3%
Asurion, LLC:
Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 11/3/24	$349	$347,868
Term Loan - Second Lien, 5.355%, (1 mo. USD LIBOR + 5.25%), 1/31/28	304	304,760
Term Loan - Second Lien, 5.355%, (1 mo. USD LIBOR + 5.25%), 1/20/29	44	44,110
Sedgwick Claims Management Services, Inc., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 12/31/25	149	148,485

		$845,223

Restaurant — 1.4%
IRB Holding Corp., Term Loan, 2/5/25(8)	$955	$953,939

		$953,939

Services — 1.1%
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$95	$95,101
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	329	329,280
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 2/28/25(8)	334	343,553

		$767,934

Super Retail — 0.3%
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$176	$176,060

		$176,060

Technology — 4.0%
GoTo Group, Inc., Term Loan, 4.856%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$863	$858,054
Presidio Holdings, Inc., Term Loan, 3.791%, (USD LIBOR + 3.50%), 1/22/27(9)	621	621,366
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	1,172	1,167,261
Riverbed Technology, Inc., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 7.00% cash, 2.00% PIK, 12/8/26	51	50,118

		$2,696,799

Total Senior Floating-Rate Loans (identified cost $9,842,553)		$9,851,719

Short-Term Investments — 4.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(10)	3,028,956	$3,028,653

Total Short-Term Investments (identified cost $3,028,653)		$3,028,653

Total Investments — 102.6% (identified cost $69,712,744)		$69,436,142

Other Assets, Less Liabilities — (2.6)%		$(1,731,335)

Net Assets — 100.0%		$67,704,807

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $34,096,001 or 50.4% of the Fund’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2022.

(3)	Amount is less than 0.05%.

(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(5)	Non-income producing security.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities is $1,296,695 or 1.9% of the Fund’s net assets.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(8)	This Senior Loan will settle after January 31, 2022, at which time the interest rate will be determined.

(9)

The stated interest rate represents the weighted average interest rate at January 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	334,931	EUR	300,000	State Street Bank and Trust Company	4/29/22	$—	$(2,824)
USD	303,494	EUR	271,768	State Street Bank and Trust Company	4/29/22	—	(2,476)
USD	223,312	EUR	200,000	State Street Bank and Trust Company	4/29/22	—	(1,859)
USD	223,119	EUR	200,000	State Street Bank and Trust Company	4/29/22	—	(2,051)
USD	223,720	EUR	200,000	State Street Bank and Trust Company	4/29/22	—	(1,450)

						$—	$(10,660)

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

USD	-	United States Dollar

At January 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At January 31, 2022, the value of the Fund’s investment in affiliated funds was $3,028,653, which represents 4.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$4,550,435	$10,876,840	$(12,398,349)	$(273)	$—	$3,028,653	$794	3,028,956

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$739,920	$—	$739,920
Common Stocks	—	4,443	—	4,443
Convertible Bonds	—	587,917	—	587,917
Convertible Preferred Stocks	138,074	12,091	—	150,165
Corporate Bonds	—	55,073,325	—	55,073,325
Senior Floating-Rate Loans	—	9,851,719	—	9,851,719
Short-Term Investments	—	3,028,653	—	3,028,653
Total Investments	$138,074	$69,298,068	$—	$69,436,142

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(10,660)	$—	$(10,660)
Total	$—	$(10,660)	$—	$(10,660)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.